Finance Income - Summary of Finance Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest income	¥ 110	¥ 111	¥ 96
Foreign exchange gains, net (note 13(b))		2,001
Interest income	¥ 110	¥ 2,112	¥ 96